SELLING, GENERAL AND ADMINISTRATIVE COSTS	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE COSTS
6. SELLING, GENERAL AND ADMINISTRATIVE COSTS

Selling costs in 2022, 2021 and 2020 amounted to €226,988 thousand, €168,466 thousand and €171,900 thousand, respectively, consisting mainly of costs for sales personnel, marketing and events, and retail stores. Costs for marketing and events primarily relate to corporate events, trade shows and media and client events for the launch of new models, lifestyle events, including the use of digital solutions, as well as sponsorship and indirect marketing costs incurred through the Formula 1 racing team, Scuderia Ferrari.

General and administrative costs in 2022, 2021 and 2020 amounted to €200,986 thousand, €179,558 thousand and €164,226 thousand, respectively, consisting mainly of administrative and other general expenses, including for personnel, that are not directly attributable to manufacturing, sales or research and development activities.